Supplemental Cash Flow Information - Schedule of cash flow supplemental disclosures (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Recognition of ROU assets and lease liabilities	$ 427	$ 432
Equipment deposits or purchases paid with Bitcoin	201,836	0
Interest paid	675	913
Income taxes paid	$ 742	$ 415